U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24F-2

              Read instructions at end of Form before preparing Form.
                               Please print or type.


  1. Name and address of issuer:

     Artisan Funds, Inc.
     1000 North Water Street, Suite 1770
     Milwaukee, Wisconsin  53202

  2. Name of each series or class of funds for which this notice is filed:

     Artisan Small Cap Fund
     Artisan International Fund
     Artisan Mid Cap Fund


  3. Investment Company Act File Number:         811-8932
     Securities Act File Number:                 33-88316


  4. Last day of fiscal year for which this notice is filed:      June 30, 1997


  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                            ( )


  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
     A.6):

     -----


  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None


  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None


  9. Number and aggregate sale price of securities sold during the fiscal year:

     Artisan Small Cap Fund         4,247,380 shares         $ 58,361,524
     Artisan International Fund    33,329,489 shares          447,478,870
     Artisan Mid Cap Fund             181,348 shares            1,813,477
                                                             ------------
                                                             $507,653,871


 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Artisan Small Cap Fund         4,247,380 shares        $  58,361,524
     Artisan International Fund    33,329,489 shares          447,478,870
     Artisan Mid Cap Fund             181,348 shares            1,813,477
                                                            -------------
                                                            $ 507,653,871

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Artisan Small Cap Fund         1,600,012 shares         $ 21,200,167
     Artisan International Fund       108,735 shares            1,414,826
     Artisan Mid Cap Fund                   0 shares                    0
                                                             ------------
                                                             $ 22,614,993

 12. Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                             $507,653,871
                                                              ---------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                     +   22,614,993
                                                              ---------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (If applicable):
                                                               -  322,906,787
                                                              ---------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to
           rule 24e-2 (if applicable):                         +            0
                                                              ---------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                            207,362,077
                                                              ---------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                   x       1/3300
                                                              ---------------
     (vii) Fee due [line (i) or line
           (v) multiplied by line (vi):                           $ 62,836.99
                                                              ===============


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    (X)


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     August 26, 1997


                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                               -----------------------------------
                                   John M. Blaser
                                   Chief Financial Officer
                               -----------------------------------
     Date  August 26, 1997


 *Please print the name and title of the signing officer below the signature.

                               BELL, BOYD & LLOYD
                           Three First National Plaza
                       70 West Madison Street, Suite 3300
                         Chicago, Illinois  60602-4207

                                 312  372-1121
                               Fax  312  372-2098

                                August 28, 1997


Artisan Funds, Inc.
1000 North Water Street, Suite 1770
Milwaukee, Wisconsin  53202

Ladies and Gentlemen:

                               RULE 24F-2 NOTICE

     We have represented Artisan Funds, Inc., a Wisconsin corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Form 24f-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2 for the fiscal year ended June 30, 1997, pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the articles of incorporation and bylaws of the Fund and resolutions of its board of directors authorizing the issuance of shares.

     Based upon the foregoing examination, we are of the opinion that the following shares of common stock, $.01 par value, of the series of the Fund sold during the fiscal year ended June 30, 1997 in reliance upon registration pursuant to Rule 24f-2 were legally issued, fully paid and nonassessable except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, or any successor provision, which provides that shareholders of a corporation organized under Chapter 180 of the Wisconsin Statutes may be assessed up to the par value of their shares to satisfy the obligations of such corporation to its employees for services rendered, but not exceeding six months service in the case of any individual employee (certain Wisconsin courts have interpreted "par value" to mean the full amount paid by the purchaser of shares upon issuance thereof):
                                                    SHARES SOLD
                                               DURING PERIOD PURSUANT
                 SERIES OF THE FUND                 TO RULE 24F-2
                 ------------------            ----------------------
             Artisan Small Cap Fund                   5,847,392
             Artisan International Fund              33,438,224
             Artisan Mid Cap Fund                       181,348

     We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice, on the condition that our opinion is not to be used, published or circulated to any other person without our prior approval. In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

                                Very truly yours,

                                /s/  BELL, BOYD & LLOYD